MARCH 31, 1999

[GRAPHIC] BT Mutual Funds

                            BT PreservationPlus Fund
                               Semi-Annual Report


TRUST: BT PYRAMID MUTUAL FUNDS

INVESTMENT ADVISOR: BANKERS TRUST COMPANY

BT PreservationPlus Fund
Table of Contents

    Letter to Shareholders ................................................    3

    BT PreservationPlus Fund
       Statement of Assets and Liabilities ................................    7
       Statement of Operations ............................................    8
       Statements of Changes in Net Assets ................................    9
       Financial Highlights ...............................................   10
       Notes to Financial Statements ......................................   11

    BT PreservationPlus Portfolio
       Schedule of Portfolio Investments ..................................   13
       Statement of Assets and Liabilities ................................   15
       Statement of Operations ............................................   16
       Statements of Changes in Net Assets ................................   17
       Financial Highlights ...............................................   17
       Notes to Financial Statements ......................................   18

--------------------------------------------------------------------------------
   The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BT PreservationPlus Fund


Letter to Shareholders
--------------------------------------------------------------------------------
We are pleased to present you with this semi-annual report for the period ended March 31, 1999 for the BT PreservationPlus Fund (the "Fund"). It provides a review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

It is well worth noting that the BT PreservationPlus Fund is the first SEC registered mutual fund specifically designed as an investment alternative to traditional GIC commingled funds and other stable value products. The Fund is open to investors in participant-directed employee benefit plans that meet certain eligibility criteria, including corporate 401(k), public 457, and not-for-profit 403(b) plans.

MARKET ACTIVITY
During the six months ending March 31, 1999, the U.S. bond market, with the exception of U.S. Treasuries, rallied, as investors returned with confidence. Yield spreads in the corporate, mortgage, and asset-backed sectors tightened substantially with the return of liquidity to the fixed income markets and volatility seemed to decline with the unwinding of the global crisis environment. This relative outperformance made what are known as the "spread sectors" even more attractive.

The U.S. Treasury sector's performance was impacted by reduced concerns over international turmoil and increased investor demand for the higher yields offered by other fixed income sectors. Specifically, over the six months, the 2-year Treasury bond yield rose 0.71% to 4.98%. The 5-year Treasury bond yield rose even more, increasing 0.88% to 5.10%. This movement brought the short-to-intermediate portion of the yield curve back to normalcy from the inverted shape created by the tremendous flight to quality during the global turmoil in the third calendar quarter of 1998. Thus, the 2 to 5 year spread widened from -0.05% on September 30, 1998 to 0.12% on March 31, 1999. Longer term interest rates also moved higher, with the 30-year Treasury bond yield moving up approximately 0.70% to 5.68% over the six months.

The Treasury market actually returned -0.15% for the fourth calendar quarter of 1998, its first negative performance since the first quarter of 1997. The U.S. Treasury Index was dragged down even further in the first quarter of 1999, with the birth of the Euro currency, Brazilian devaluation, NATO military action in the Balkans, and in the U.S., heavy merger activity and booming debt origination.

In contrast, the corporate bond market produced strong relative performance, as investors looked favorably upon several domestic and international events.
o Citing the prospective effects the global crisis could have on the U.S. economy, the Federal Reserve Board stepped in by lowering interest rates in a series of three rapid bursts of 0.25% each from September 29th through November 17th.
o Interest rate cuts in a number of other countries also helped, as did better coordination of International Monetary Fund policy moves to address Brazilian economic woes and Japanese banking reform.
o  New issuance was lower than expected.

The mortgage sector also rebounded as market sentiment toward the "spread sectors" of the fixed income market improved.
o A drop in the MBA Refinancing Index from its record high in October 1998 implied subsiding refinancing worries and thus boosted the sector.
o Robust demand, particularly at the end of 1998, also contributed to this sector's outperformance of U.S. Treasuries.

INVESTMENT REVIEW
Despite significant market volatility, the Fund met its objective of maintaining a stable value per share and produced a high level of current income. The Fund's NAV has stayed steady at $10 per share every day since inception.

The Fund is diversified across the major sectors of the investment grade fixed income market. As of March 31, 1999, the portfolio is allocated 41% to corporate bonds, 26% to mortgage-backed securities, 6% to U.S. Treasuries and 27% to cash equivalents. This allocation of fixed income securities is intentionally weighted towards the corporate, asset-backed and mortgage sectors, as these sectors have historically offered a higher yield than U.S. government securities. Additionally, the Fund has entered into Wrapper Agreements that are intended to stabilize the value per share of the Fund.

The Fund is the first SEC registered mutual fund to make use of Wrapper Agreements to seek to maintain principal stability in the face of fluctuations in values due to changes in yields. To date, we have entered the Portfolio into four Wrapper Agreements, each of which covers approximately one quarter of the fixed income securities in the Portfolio covered by such Agreements. Generally speaking, Wrapper Agreements are issued by insurance companies, banks and other financial institutions. The Wrapper Agreements held by the Portfolio as of March 31, 1999 are issued by Bank of America NT&SA, National Westminster Bank PLC, Credit Suisse Financial Products, and Transamerica Life Insurance & Annuity Co. This continued to be a successful strategy for the Fund.

The Fund has maintained a high quality portfolio. The average credit quality of the investments in the Fund at the end of the semi-annual period was AA+, as measured by Standard & Poor's. The average quality of the issuers of the Wrapper Agreements at that time was AA, as measured by Standard & Poor's. The Fund's duration at March 31, 1999 stood at 3.0 years.

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BT PreservationPlus Fund

Letter to Shareholders
--------------------------------------------------------------------------------

 Periods ended March 31, 1999 (unaudited)               Cumulative Total Returns     Average Annual Total Returns
-------------------------------------------------------------------------------------------------------------------

                                                       Past 6      Past 1      Since        Past 1       Since
                                                       months       year    inception(3)     year      inception(3)
-------------------------------------------------------------------------------------------------------------------
 BT PreservationPlus Fund Investment Class Shares(1)
  (inception 10/1/97)                                   2.75%       5.67%      8.68%         5.67%       5.72%
-------------------------------------------------------------------------------------------------------------------
 Lehman 1-3 Year Government/ Corporate Index(2)         1.52%       6.19%      9.51%         6.19%       6.24%
-------------------------------------------------------------------------------------------------------------------
 Ryan Labs 5 Year GIC Index(2)                          2.95%       6.09%      9.39%         6.09%       6.17%
-------------------------------------------------------------------------------------------------------------------
 IBC First Tier Retail Money  Fund Universe(2)          2.25%       4.79%      7.42%         4.79%       4.89%
-------------------------------------------------------------------------------------------------------------------
 BT PreservationPlus Fund Institutional Class Shares(1)
  (inception 12/14/97)                                  2.83%       5.83%      7.63%         5.83%       5.87%
-------------------------------------------------------------------------------------------------------------------
 Lehman 1-3 Year Government/Corporate Index(2)          1.52%       6.19%      7.72%         6.19%       6.13%
-------------------------------------------------------------------------------------------------------------------
 Ryan Labs 5 Year GIC Index(2)                          2.95%       6.09%      7.71%         6.09%       6.14%
-------------------------------------------------------------------------------------------------------------------
 IBC First Tier Retail Money
  Fund Universe(2)                                      2.25%       4.79%      6.08%         4.79%       4.85%
-------------------------------------------------------------------------------------------------------------------
 BT PreservationPlus Fund Institutional
  Service Class Shares(1)
  (inception 4/1/98)                                    2.75%         --       5.65%           --          --
-------------------------------------------------------------------------------------------------------------------
 Lehman 1-3 Year Government/Corporate Index(2)          1.52%         --       6.19%           --          --
-------------------------------------------------------------------------------------------------------------------
 Ryan Labs 5 Year GIC Index(2)                          2.95%         --       6.09%           --          --
-------------------------------------------------------------------------------------------------------------------
 IBC First Tier Retail Money Fund Universe(2)           2.25%         --       4.79%           --          --
-------------------------------------------------------------------------------------------------------------------
 BT PreservationPlus Fund Service Class Shares(1)
  (inception 9/23/98)                                   2.63%         --       2.74%           --          --
-------------------------------------------------------------------------------------------------------------------
 Lehman 1-3 Year Government/Corporate Index(2)          1.52%         --       1.52%           --          --
-------------------------------------------------------------------------------------------------------------------
 Ryan Labs 5 Year GIC Index(2)                          2.95%         --       2.95%           --          --
-------------------------------------------------------------------------------------------------------------------
 IBC First Tier Retail Money Fund Universe(2)           2.25%         --       2.25%           --          --
-------------------------------------------------------------------------------------------------------------------

------------------------

(1) Performance quoted represents past performance. Investment return and principal value may fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund seeks to maintain a constant $10.00 share net asset value. The Fund is not a money market fund, and there can be no assurance that it will be able to do so. The Fund will hold fixed income securities, money market instruments, futures, options, and other instruments, and contracts with financial institutions, such as insurance companies and banks that are intended to stabilize the value per share. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

(2) In addition to the IBC Money Fund Averages, we have selected two alternative benchmarks, as indicated in our September 1998 Shareholder Letter. The Lehman 1 to 3 Year Government/Corporate Index, our primary benchmark, is a total return index consisting of all U.S. Government agency securities, U.S. Government Treasury securities, and all investment grade corporate debt securities with maturities of one to three years. We also compare our performance to the Ryan Labs 5 Year GIC Index, a custom index consisting of an arithmetic mean to 5 year GIC contract rates, assuming each contract is held to full term. This index more closely reflects the market sector in which the Fund invests. Indexes are unmanaged, and investments cannot be made in an index. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund's return would have been lower.

(3) The benchmarks for the Since Inception time periods are calculated from September 30, 1997 for the Investment Class, from December 31, 1997 for the Institutional Class, from March 31, 1998 for the Institutional Service Class, and from September 30, 1998 for the Service Class comparisons.

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BT PreservationPlus Fund


Letter to Shareholders
--------------------------------------------------------------------------------
                    Diversification of Portfolio Investments
                          By Theme as of March 31, 1999
                     (percentages are based on market value)

In the printed version there appears a pie chart depicting the following percentages:


Mortgage Backed     26%
Foreign Debt         1%
Utility              3%
Industrial           8%
U.S.Treasury         6%
Money Market
Mutual Fund         12%
Short-Term
U.S. Government     14%
Financial Services  30%


MANAGER OUTLOOK
We anticipate that despite softness in some key employment statistics toward the end of the Fund's semi-annual period, the U.S. labor market and the U.S. economy will remain strong. Consumer fundamentals remain favorable, consumer spending shows no signs of slowing, and housing activity is still high. Indeed, even the industrial sector, which has been the weak link in the U.S. economic juggernaut, has begun to show signs of life. Further, we do not expect anything dramatic on the inflation front soon. Given this scenario, we believe the Federal Reserve Board is likely to stay on hold at least into the summer, keeping market interest rates moving within a fairly narrow range.

Thus, for the near term, we expect yield spreads in the corporate, mortgage, and asset-backed sectors to remain firm as technicals strengthen, high quality issue supply slows, and economic storm clouds dissipate. We believe, in turn, that these conditions should present us with attractive, though limited, opportunities to invest new cash flows at higher yield spreads.

Over the longer-term horizon, we maintain our generally positive outlook on the U.S. fixed income markets. More than ever, the U.S. economy and financial markets serve as an engine for the rest of the world. To be sure, strong growth and low inflation are helping the U.S. equity markets, but there are concerns. First, rising commodity prices and some evidence of manufacturing price pressures suggest some greater inflation down the road. Second, there is palpable concern about narrowing corporate profit margins. Technical uncertainties, such as those presented by Y2K concerns, as well as fundamental anxieties over possible negative surprises from Japan/China and the ongoing bullishness of the equity markets, are also calling for increased diligence and vigilance over portfolio management. Given all of this, we believe that the corporate, mortgage, and asset-backed sectors of the fixed income markets should continue to be attractive investments and thus, that the PreservationPlus Fund is well positioned.

We will maintain our long-term perspective for the Fund, monitoring economic conditions and how they affect the financial markets, as we seek to provide a high level of current income while seeking to maintain a stable value per share.

We value your support of the PreservationPlus Fund and look forward to serving your investment needs in the years ahead.



                                 /s/ Eric Kirsch
                /s/ John Axtell               /s/ Louis R. D'Arienzo

                 Eric Kirsch, John Axtell and Louis R. D'Arienzo
                            Portfolio Managers of the
                           PreservationPlus Portfolio
                                 March 31, 1999

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Performance Comparison
--------------------------------------------------------------------------------
Comparison of Change
in Value of a $10,000
Investment in the BT
PreservationPlus Fund
Investment Class, Lehman,
IBC and Ryan.

In the printed version there appears a line graph with the following plot points depicted:



                BT               Lehman
          PreservationPlus      1-3 Year         IBC          Ryan Labs
               Fund            Government/    First Tier       5 Year
             Investment         Corporate       Market           GIC
               Class              Index        Universe         Index
             ----------         ----------    -----------     ----------
Oct-97         10000              10000          10000          10000
Mar-98         10284              10313          10251          10250
Sep-98         10576              10787          10506          10625
Mar-99         10868              10951          10741.69       10939



Past performance is not indicative of future performance. The above graph represents performance information of Investment Class Shares (the sole class of shares prior to the other classes). Performance of the other classes will vary based on differences in fees and expenses paid by shareholders investing in the different classes. Performance figures assume the reinvestment of dividends and capital gain distributions.


         Average Annual Total Return for the Period Ended March 31, 1999

                                  Inception Date     Since Inception    One Year
Investment Class                      10/1/97             5.72%           5.67%
Institutional Class                  12/14/97             5.87%           5.83%
Institutional Service Class           4/1/98              5.65%            --
Service Class                         9/23/98             2.74%            --


Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns for less than 1 year are not annualized.

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Statement of Assets and Liabilities  March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in PreservationPlus Portfolio, at Value ........................   $ 292,435,124
   Receivable for Shares of Beneficial Interest Subscribed ...................         335,863
   Prepaid Expenses and Other ................................................         304,791
   Due from Bankers Trust ....................................................           5,723
                                                                                 -------------
Total Assets .................................................................     293,081,501
                                                                                 -------------
Liabilities
   Payable for Shares of Beneficial Interest Redeemed ........................           6,360
   Dividend Payable ..........................................................       1,331,163
   Accrued Expenses and Other ................................................         107,540
                                                                                 -------------
Total Liabilities ............................................................       1,445,063
                                                                                 -------------
Net Assets ...................................................................   $ 291,636,438
                                                                                 =============

Composition of Net Assets
   Paid-in Capital ...........................................................   $ 292,900,686
   Net Unrealized Depreciation on Investment .................................        (414,879)
   Accumulated Net Realized Loss on Investment ...............................        (577,342)
   Unrealized Depreciation on Wrapper Agreements .............................        (272,027)
                                                                                 -------------
Net Assets ...................................................................   $ 291,636,438
                                                                                 =============

Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding) Shares Outstanding:
      Investment Class Shares(1) .............................................   $       10.00
      Institutional Class Shares(2) ..........................................   $       10.00
      Institutional Service Class Shares(3) ..................................   $       10.00
      Service Class Shares(4) ................................................   $       10.00

-----------------
(1) Net asset value, offering and redemption price per share (based on net assets of $18,655,153 and 1,865,515 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized)
(2) Net asset value, offering and redemption price per share (based on net assets of $182,411,742 and 18,241,174 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized)
(3) Net asset value, offering and redemption price per share (based on net assets of $78,854,173 and 7,885,417 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized)
(4) Net asset value, offering and redemption price per share (based on net assets of $11,715,370 and 1,171,537 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized)


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Fund
Statement of Operations For the six months ended March 31, 1999(1) (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Income net of expenses allocated from PreservationPlus Portfolio .........   $ 7,462,164
                                                                                -----------
Expenses
   Administration and Service Fees - Investment Class .......................        22,258
   Administration and Service Fees - Institutional Class ....................       219,728
   Administration and Service Fees - Institutional Service Class ............        55,272
   Administration and Service Fees - Service Class ..........................         7,451
   Shareholder Service Fee - Institutional Service Class ....................        25,047
   Shareholder Service Fee - Service Class ..................................         7,451
   Registration Fees ........................................................        60,238
   Printing and Shareholder Reports .........................................        17,914
   Trustees Fees ............................................................         1,957
   Professional Fees ........................................................        24,073
   Miscellaneous Fees .......................................................         2,128
   Organization Expenses ....................................................        55,012
                                                                                -----------
   Total Expenses ...........................................................       498,529
   Less: Expenses absorbed by Bankers Trust (exclusive of portfolio waivers):
      Investment Class ......................................................       (37,739)
      Institutional Class ...................................................      (259,115)
      Institutional Service Class ...........................................       (52,816)
      Service Class .........................................................        (9,440)
                                                                                -----------
   Net Expenses .............................................................       139,419
                                                                                -----------
Net Investment Income .......................................................     7,322,745
                                                                                -----------
   Net Change in Unrealized Appreciation/Depreciation on:
      Investment ............................................................    (4,366,871)
      Wrapper Agreements ....................................................     4,671,851
   Realized Loss from Investment Transactions ...............................      (304,980)
                                                                                -----------
Net Realized and Unrealized Gain (Loss) on Investment
   and Wrapper Agreements ...................................................          --
                                                                                -----------
Net Increase in Net Assets from Operations ..................................   $ 7,322,745
                                                                                ===========

------------------
(1) The Investment, Institutional, Institutional Service, and Service Classes commenced operations on October 1, 1997, December 14, 1997, April 1, 1998 and September 23, 1998, respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Fund
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                For the                For the
                                                            six months ended          year ended
                                                            March 31, 1999(1)    September 30, 1998(2)
                                                            -----------------    ---------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ...............................      $   7,322,745          $   7,381,741
   Net Change in Unrealized Appreciation/Depreciation
      on Investment ....................................         (4,366,871)             3,951,992
   Net Change in Unrealized Appreciation/Depreciation
      on Wrapper Agreements ............................          4,671,851             (4,943,878)
   Net Realized Gain (Loss) from Investment Transactions           (304,980)               991,886
                                                              -------------          -------------
   Net Increase in Net Assets Resulting from Operations           7,322,745              7,381,741
                                                              -------------          -------------
Distributions to Shareholders(3)

   Net Investment Income
      Investment Class .................................           (487,131)              (528,312)
      Institutional Class ..............................         (4,925,913)            (5,716,544)
      Institutional Service Class ......................         (1,751,391)            (1,136,465)
      Service Class ....................................           (158,310)                  (420)
                                                              -------------          -------------
   Net Realized Gain (Note 4)
      Investment Class .................................            (90,966)                  --
      Institutional Class ..............................           (874,487)                  --
      Institutional Service Class ......................           (284,725)                  --
      Service Class ....................................            (14,071)                  --
                                                              -------------          -------------
Total Income Distributions .............................         (8,586,994)            (7,381,741)
                                                              -------------          -------------
Per Share Impact of Reserve Stock Split (Note 4)
      Investment Class .................................             90,966                   --
      Institutional Class ..............................            874,487                   --
      Institutional Service Class ......................            284,725                   --
      Service Class ....................................             14,071                   --
                                                              -------------          -------------

Total ..................................................          1,264,249                   --
                                                              -------------          -------------
Capital Transactions in Shares of Beneficial Interest
   Net Increase Resulting from Investment Class Shares .          3,651,820             15,003,333
   Net Increase Resulting from Institutional
     Class Shares ......................................         20,218,884            162,192,860
   Net Increase Resulting from Institutional
     Service Class Shares ..............................         23,717,614             55,136,558
   Net Increase Resulting from Service Class Shares ....         11,310,939                404,430
                                                              -------------          -------------
Net Increase from Capital Transactions in Shares
      of Beneficial Interest ...........................         58,899,257            232,737,181
                                                              -------------          -------------
Total Increase in Net Assets ...........................         58,899,257            232,737,181
Net Assets
Beginning of Period ....................................        232,737,181                   --
                                                              -------------          -------------
End of Period ..........................................      $ 291,636,438          $ 232,737,181
                                                              =============          =============

-----------------
(1) Unaudited
(2) The Investment, Institutional, Institutional Service and Service Classes commenced operations on October 1, 1997, December 14, 1997, April 1, 1998 and September 23, 1998, respectively.
(3) See Note 4.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Financial Highlights
--------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated.



                                                          Investment Class Shares               Institutional Class Shares
                                                    -------------------------------------  ---------------------------------------
                                                        For the         For the period         For the          For the period
                                                      six months       October 1, 1997(1)    six months       December 14, 1997(1)
                                                         ended              through             ended               through
                                                    March 31, 1999(3)   Sept. 30, 1998      March 31, 1999(3)   Sept. 30, 1998
                                                    -----------------  ------------------   ----------------- -------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ..........        $   10.00          $   10.00             $    10.00          $    10.00
                                                       ---------          ---------             ----------          ----------
Income from Investment Operations
   Net Investment Income ......................             0.27               0.56                   0.28                0.46
Distributions to Shareholders(4)
   Net Investment Income ......................            (0.27)             (0.56)                 (0.28)              (0.46)
   Net Realized Gains .........................             0.05                --                     --                  --
Per Share Impact of Reverse Stock Split .......            (0.05)               --                     --                  --
                                                       ---------          ---------             ----------          ----------
Net Asset Value, End of Period ................        $   10.00          $   10.00             $    10.00          $    10.00
                                                       =========          =========             ==========          ==========
Total Investment Return .......................             5.52%(2)           5.76%                  5.66%(2)            5.91%(2)
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) ...        $  18,655          $  15,003             $  182,412          $  162,193
   Ratios to Average Net Assets:
      Net Investment Income ...................             5.45%(2)           5.65%                  5.60%(2)            5.79%(2)
      Net Expenses, Including Expenses of the
        PreservationPlus Portfolio ............             0.55%(2)           0.55%                  0.40%(2)            0.40%(2)
      Decrease Reflected in Above Expense Ratio
        Due to Absorption of Expenses
        by Bankers Trust ......................             0.60%(2)           0.51%                  0.47%(2)            0.50%(2)

                                                 Institutional Service Class Shares                 Service Class Shares
                                                -------------------------------------    ------------------------------------------
                                                    For the          For the period          For the            For the period
                                                  six months         April 1, 1998(1)       six months        September 23, 1998(1)
                                                     ended                through              ended               through
                                                March 31, 1999(3)    Sept. 30, 1998       March 31, 1999(3)     Sept. 30, 1998
                                                -----------------    ----------------     -----------------   ---------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ..........    $   10.00           $    10.00           $    10.00              $ 10.00
                                                   ---------           ----------           ----------              -------
Income from Investment Operations
   Net Investment Income ......................         0.27                 0.28                 0.26                 0.01
Distributions to Shareholders(4)
   Net Investment Income ......................        (0.27)               (0.28)               (0.26)               (0.01)
                                                   ---------           ----------           ----------              -------
Net Asset Value, End of Period ................    $   10.00           $    10.00          $     10.00              $ 10.00
                                                   =========           ==========          ===========              =======

Total Investment Return .......................         5.52%(2)             5.78%(2)             5.27%(2)             5.42%(2)
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) ...    $  78,854           $   55,137           $   11,715              $   404

   Ratios to Average Net Assets:
      Net Investment Income ...................         5.44%(2)             5.66%(2)             5.17%(2)             5.42%(2)
      Net Expenses, Including Expenses of the
        PreservationPlus Portfolio ............         0.55%(2)             0.55%(2)             0.80%(2)             0.80%(2)
      Decrease Reflected in Above Expense Ratio
        Due to Absorption of Expenses
        by Bankers Trust ......................         0.34%(2)             0.39%(2)             0.49%(2)             0.43%(2)

-------------------------
(1) Commencement of operations
(2) Annualized
(3) Unaudited
(4) Per share information has not been restated to reflect the reverse stock split. See note 4.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
Note 1--Organization and Significant Accounting Policies

A. Organization
BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The PreservationPlus Fund (the "Fund") is one of the Funds offered to investors by the Trust.

The Preservation Plus Fund offers four classes of shares to investors; Investment Class, Institutional Class, Service Class and Institutional Service Class shares (the "Classes"). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has certain expenses directly attributable to that particular class and exclusive voting rights with respect to matters affecting a single class.

The Investment, Institutional, Institutional Service, and Service Classes commenced operations and began offering shares of beneficial interest on October 1, 1997, December 14, 1997, April 1, 1998 and September 23, 1998, respectively.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the PreservationPlus Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1999, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the results related to the Fund's underlying assets and the offsetting valuation change of the Wrapper Agreements.

The Fund earns income, net of expenses, on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.

C. Distributions
It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any earned by the Fund, are made annually to the extent they are not offset by capital loss carryforwards.

D. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E. Other
The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses that are attributable to the Trust are allocated among the Funds in the Trust.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.25% of average daily net assets for the Investment and Service classes and 0.10% of average daily net assets for the Institutional and Institutional Service classes. Prior to August 5, 1998, the Administration and Service Fee for the Institutional and Institutional Service Classes was 0.25% of average daily net assets.

The Service and Institutional Service Classes are also subject to shareholder servicing fees in the maximum amount of 0.25% and 0.15% of average daily net assets, respectively.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Class, to the extent necessary to limit all expenses as follows: Investment Class of Shares to 0.20% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.55% of the average daily net assets of the Class, including expenses of the Portfolio; Service Class of Shares to 0.45% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.80% of the average daily net assets of the Class, including expenses of the Portfolio; Institutional Class of Shares to 0.05% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.40% of the average daily net assets of the Class, including expenses of the Portfolio; and Institutional

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
Service Class to 0.20% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.55% of the average daily net assets of the Class, including expenses of the Portfolio.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with Bankers Trust thereafter is subject to the approval of Fund shareholders. If the transaction is approved and completed, Deutsche Bank AG, as Bankers Trust's new parent company, will control its operations as investment adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

Note 3--Shares of Beneficial Interest

At March 31, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                              Investment Class Shares                                     Institutional Class Shares
               ------------------------------------------------------     --------------------------------------------------------
                     For the six                For the period                    For the six               For the period
                     months ended         October 1, 1997(1) through             months ended       December 14, 1997(1) through
                    March 31, 1999            September 30, 1998                March 31, 1999          September 30, 1998
               ------------------------------------------------------     --------------------------------------------------------
                Shares        Amount         Shares         Amount           Shares        Amount        Shares       Amount
               --------     ----------    ----------     -----------       ----------   ------------   ----------   ------------
Sold            960,421     $9,604,207     3,085,270     $30,852,705        3,022,630   $ 30,226,301   18,237,037   $182,370,372
Reinvested(2)    46,539        465,393        44,831         448,308          482,759      4,827,591      496,228      4,962,280
Redeemed       (641,778)    (6,417,780)   (1,629,768)    (16,297,680)      (1,483,501)   (14,835,008)  (2,513,979)   (25,139,792)
               --------     ----------    ----------     -----------       ----------    -----------   ----------    -----------
                365,182     $3,651,820     1,500,333     $15,003,333        2,021,888   $ 20,218,884   16,219,286   $162,192,860
               ========     ==========    ==========     ===========       ==========    ===========   ==========    ===========

                          Institutional Service Class Shares                             Service Class Shares
                ----------------------------------------------------      --------------------------------------------------------
                      For the six              For the period                 For the six                 For the period
                      months ended          April 1, 1998(1) through          months ended           September 23, 1998(1) through
                     March 31, 1999           September 30, 1998             March 31, 1999               September 30, 1998
                -------------------------   ------------------------      -------------------------  ------------------------------
                 Shares         Amount        Shares        Amount          Shares        Amount         Shares       Amount
                ----------    -----------    ---------    -----------      ---------   ------------      ------     ----------
Sold             4,042,810    $40,428,106    6,774,020    $67,740,195      1,190,852   $ 11,908,515      40,443     $  404,430
Reinvested(2)      162,155      1,621,547       91,836        918,362         11,059        110,596          --             --
Redeemed        (1,833,204)   (18,332,039)  (1,352,200)   (13,521,999)       (70,817)      (708,172)         --             --
                 ---------    -----------    ---------    -----------      ---------   ------------      ------     ----------
                 2,371,761    $23,717,614    5,513,656    $55,136,558      1,131,094   $ 11,310,939      40,443     $  404,430
                 =========    ===========    =========    ===========      =========   ============      ======     ==========

-----------------------
(1) Commencement of operations
(2) See Note 4.


Note 4--Additional Distributions

In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each Class. Given the objective of the Fund to maintain a stable net asset value of $10 per share, the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and, in effect reinstate a net asset value of $10 per share.

On December 4, 1998, the Fund declared a capital gain distribution of $.05 per share and a corresponding reverse stock split of $.05 per share. There was no effect on the value of the total holdings of each shareholder (assuming reinvestment of such distributions) as a result of this activity.

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Schedule of Portfolio Investments  March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                Security                                         Value
 ------                --------                                         -----
               CORPORATE DEBT NON-CONVERTIBLE - 48.6%
               Financial Services - 35.4%
$1,000,000     ABN Amro Bank, 7.55%, 6/28/06 ....................     $1,067,960
 2,000,000     ACCMT 1996 - AA1, 6.00%, 11/15/05 ................      2,023,630
 2,000,000     American Express Master Trust,
                 7.60%, 8/15/02 .................................      2,086,216
 1,000,000     American General Finance, 5.90%, 1/15/03 .........        999,970
 1,000,000     AMXMT 98-1 A, 5.90%, 4/15/04 .....................      1,008,425
 1,000,000     Asian Development Bank, 5.75%, 5/19/03 ...........      1,000,614
 1,000,000     Associates Corp., 9.125%, 4/1/00 .................      1,032,471
 1,500,000       6.68%, 9/17/99 .................................      1,509,513
 1,000,000     AT&T Corp., 5.625%, 3/15/04 ......................        996,354
 2,000,000     AT&T MT 1995 - 2A, 5.95%, 10/17/02 ...............      2,018,690
   300,000     BankAmerica Corp., 7.50%, 10/15/02 ...............        316,380
   400,000       7.125%, 5/12/05 ................................        418,332
 3,000,000     California Infrastructure PG&E - Class A6,
                 6.38%, 9/25/08 .................................      3,058,785
 2,000,000     California Infrastructure PG&E - Class A7,
                 6.42%, 9/25/08 .................................      2,047,050
 1,000,000     Capital Auto Receivables Asset Trust .............      1,002,995
 2,000,000     Capital One-4, 5.43%, 1/15/07 ....................      1,986,210
   500,000     Carco Auto Loan Master Trust .....................        503,438
 2,000,000     CCIMT 98-6 A, 5.85%, 4/10/03 .....................      2,012,510
 1,500,000     CHAMT 98-3 A, 6.00%, 4/15/03 .....................      1,518,008
 2,000,000     Chase Manhattan Corp., 7.125%, 2/1/07 ............      2,087,460
   100,000     Chase Manhattan Corp., 10.00%, 6/15/99 ..........         100,895
 2,300,000     Chase Manhattan Credit Card Master Trust -
                 Class A, 6.73%, 2/15/03 ........................      2,306,590
 1,000,000       6.30%, 4/15/03 .................................      1,013,575
 1,000,000     Citibank Credit Card Master Trust - Class A,
                 5.75%, 1/15/03 .................................        998,695
 1,000,000       5.875%, 3/10/11 ................................        995,735
 1,000,000     CNA Financial, 6.45%, 1/15/08 ....................        967,708
 1,000,000     COMED 1998-1 A5, 5.44%, 3/25/07 ..................        979,265
 2,000,000     DHMT 1998-1 A, 5.90%, 5/25/06 ....................      2,016,930
 1,000,000     Discover Card Master Trust - Class A,
                 5.60%, 5/15/03 .................................        993,215
 2,000,000       5.80%, 9/16/03 .................................      2,008,120
 1,000,000       5.85%, 1/17/06 .................................      1,004,725
 2,000,000       6.20%, 5/16/06 .................................      2,071,302
 1,000,000     EQCC Home Equity Loan Trust,
                 6.54%, 4/15/11 .................................      1,009,715
 3,000,000     First Bank Corporate Card Master Trust -
                 Class A, 6.40%, 2/15/03 ........................      3,058,275
   300,000     First Union National Bank, 7.125%,
                 10/15/06 .......................................        315,126
 1,000,000     First USA Credit Card Master Trust -
                 Class A, 5.28%, 9/18/06 ........................        982,455
 5,000,000       6.42%, 3/17/05 .................................      5,118,975
 3,000,000     Ford Credit Auto Loan Master Trust -
                 Class A, 6.50%, 8/15/02 ........................      3,045,585
   375,000     Ford Motor Credit, 9.00%, 9/15/01 ................        402,825
 2,000,000       6.00%, 1/14/03 .................................      2,007,200
 1,300,000     GMAC, 6.875%, 7/15/01 ............................      1,331,132
   500,000       6.675%, 1/10/02 ................................        511,087
 1,000,000       6.75%, 3/15/03 .................................      1,023,680
 1,000,000       7.125%, 5/1/03 .................................      1,041,445
  150,000      Heller Financial, 6.00%, 3/19/04 .................        148,682
1,000,000      Household Finance Co., 8.375%, 11/15/01 ..........      1,062,670
1,000,000      Interamer Dev Bank, 6.125%, 3/8/06 ...............      1,022,675
  750,000        5.375%, 11/18/08 ...............................        723,620
  200,000      Intl Lease Fin Corp., 6.375%, 2/15/02 ............        202,972
1,000,000      J P Morgan, 6.70%, 11/1/07 .......................      1,014,060



Principal
 Amount                Security                                         Value
 ------                --------                                         -----
$    120,000    KFW International Finance, 8.20%, 6/1/06 .......    $    134,345
                MBNA Master Credit Card Trust - Class A,
   1,000,000      6.60%, 1/15/03 ...............................       1,017,545
   3,000,000      6.55%, 1/15/07 ...............................       3,106,026
     450,000      5.90%, 8/15/11 ...............................         444,516
   2,000,000    McDonald's Corp., 6.50%, 8/1/07 ................       2,056,292
   1,000,000    Mellon Financial, 6.375%, 2/15/10 ..............       1,006,014
   1,000,000    Merrill Lynch & Co., 6.00%, 2/12/03 ............       1,003,615
     500,000      6.875%, 3/1/03 ...............................         514,799
     750,000    Morgan Stanley Group, 8.33%, 1/15/07 ...........         836,381
   1,250,000      6.875%, 3/1/07 ...............................       1,293,218
   1,000,000    NationsBank, 5.75%, 3/15/01 ....................       1,002,396
   3,000,000    NationsBank Credit Card Master Trust -
                  Class A, 6.00%, 12/15/05 .....................       3,037,695
   1,000,000    Norwest Corp., 8.15%, 11/1/01 ..................       1,059,812
   1,000,000    Premier Auto Trust - Class A,
                  5.78%, 4/8/03 ................................         990,455
   2,000,000      5.96%, 10/8/02 ...............................       2,018,650
     750,000      5.82%, 12/6/02 ...............................         754,684
   2,000,000    Prime Credit Card Master Trust,
                  6.75%, 11/15/05 ..............................       2,064,786
   1,000,000    Providian Master Trust, 6.23%, 6/15/07 .........       1,019,785
   2,000,000    Rockwell International, 6.15%, 1/15/08 .........       1,999,700
   2,000,000    Salomon Smith Barney, 7.98%, 3/1/00 ............       2,045,540
   1,000,000    SCAMT 98-1 A, 5.80%, 8/15/05 ...................       1,003,695
   1,000,000    Sears Credit Account Master Trust - Class A,
                  6.05%, 1/16/08 ...............................       1,013,615
     500,000      5.65%, 3/15/09 ...............................         496,094
     200,000    Society National Bank, 7.25%, 6/1/05 ...........         208,577
   2,700,000    Standard Credit Card Master Trust - Class A,
                  5.95%, 10/7/04 ...............................       2,720,588
   2,000,000    Toyota Auto Lease Trust - Class A,
                  6.35%, 9/25/00 ...............................       2,017,500
     500,000    Toyota Motor Credit, 5.50%, 12/15/08 ...........         480,175
                                                                    ------------
                                                                     103,520,443
                                                                    ------------

                Industrial - 10.0%
   1,000,000    Abbott Labs, 6.40%, 12/1/06 ....................       1,032,310
   2,000,000    American Home Product, 7.70%, 2/15/00 ..........       2,040,838
     600,000    Amoco Canada, 7.25%, 12/1/02 ...................         626,298
   2,000,000    Anheuser Busch, 9.00%, 12/1/09 .................       2,470,804
   1,000,000    BP America Inc., 7.875%, 5/15/02 ...............       1,062,904
   1,000,000    Diageo Captial PLC, 6.125%, 8/15/05 ............       1,009,272
   2,000,000    Dupont, 9.15%, 4/15/00 .........................       2,075,720
   1,565,000    Exxon Capital, 6.50%, 7/15/99 ..................       1,570,446
   1,000,000    GTE Southwest, 6.54%, 12/1/05 ..................       1,028,237
   1,000,000      6.23%, 1/1/07 ................................       1,009,090
   2,000,000    Hanson Overseas, 6.75%, 9/15/05 ................       2,056,080
   1,000,000    Lucent Technologies, 5.50%, 11/15/08 ...........         964,860
     750,000    Mattel Inc., 6.125%, 7/15/05 ...................         730,853
   1,000,000    Procter & Gamble, 5.25%, 9/15/03 ...............         984,630
     500,000    Sears Roebuck, 6.125%, 1/15/06 .................         494,230
   2,000,000    Sears Roebuck Acceptance Corp.,
                  7.00%, 6/15/07 ...............................       2,086,008
   1,000,000    Sony Corporation, 6.125%, 3/4/03 ...............       1,011,430
   1,000,000    TCI Communications, Inc., 8.65%, 9/15/04 .......       1,127,260
   1,500,000    Texaco Capital, Inc., 8.50%, 2/15/03 ...........       1,637,610
   1,000,000    TRW, 6.05%, 1/15/05 ............................         967,940
   1,890,000    Wal-Mart Stores, 9.10%, 7/15/00 ................       1,976,573
     100,000      6.50%, 6/1/03 ................................         103,226
   1,000,000    Walt Disney Co., 6.75%, 3/30/06 ................       1,038,610
                                                                    ------------
                                                                      29,105,229
                                                                    ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Schedule of Portfolio Investments  March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                Security                                         Value
 ------                --------                                         -----
                Utility - 3.2%
$  1,000,000    Central & Southwest Corp., 7.25%, 10/1/04 ......   $  1,061,520
     800,000    Chesapeake & Potomac Telephone,
                  7.125%, 1/15/02 ..............................        829,576
   2,000,000    Consolidated Natural Gas, 6.625%, 12/1/08 ......      2,063,760
   1,000,000    GTE North, Inc., 5.65%, 11/15/08 ...............        967,250
     400,000    Illinois Power, 5.54%, 6/25/09 .................        382,872
     385,000    Peco Energy Transition Trust, 6.05%, 3/1/09 ....        382,161
   1,000,000    VF Corp., 9.50%, 5/1/01 ........................      1,074,057
   1,000,000    Virginia Electric Power, 6.75%, 2/1/07 .........      1,025,920
   1,000,000    Wisconsin Electric Power, 7.25%, 8/1/04 ........      1,062,426
     570,000    Wisconsin Power & Light, 7.00%, 6/15/07 ........        603,757
                                                                   ------------
                                                                      9,453,299
                                                                   ------------
 Total Corporate Debt Non-Convertible
   (Cost $142,215,575) .........................................    142,078,971
                                                                   ------------
                FOREIGN DEBT - 1.4%
   1,000,000    Alberta Providence, 9.25%, 4/1/00 ..............      1,036,980
   1,000,000    Canada Government, 5.25%, 11/5/08 ..............        958,540
     500,000    Province of Ontario, 7.375%, 1/27/03 ...........        532,770
   1,000,000      6.00%, 2/21/06 ...............................      1,009,470
     500,000    Province of Quebec, 7.00%, 1/30/07 .............        524,290
     150,000      5.75%, 2/15/09 ...............................        145,455
                                                                   ------------
Total Foreign Debt
   (Cost $4,230,352) ...........................................      4,207,505
                                                                   ------------
              MORTGAGE BACKED SECURITIES - 30.8%
              FHLMC Gold,
     500,000    5.75%, 3/15/09 .................................        497,234
     970,314    5.50%, 11/1/13 .................................        945,746
     974,612    6.00%, 12/1/13 .................................        969,282
     166,869    7.50%, 4/1/27 ..................................        171,409
     324,040    7.50%, 6/1/27 ..................................        333,268
      72,285    7.50%, 10/1/27 .................................         74,253
   2,934,175    6.50%, 12/1/28 .................................      2,927,641
              FHLMC TBA,
   1,000,000    7.50%, 5/1/07 ..................................      1,032,812
   1,000,000    6.00%, 4/1/08 ..................................        992,812
   2,000,000    7.00%, 11/1/08 .................................      2,044,375
   3,000,000    6.50%, 11/1/08 .................................      3,030,000
   2,000,000    7.50%, 5/1/22 ..................................      2,056,250
   2,000,000    7.50%, 5/1/22 ..................................      2,054,376
   4,000,000    7.00%, 3/1/23 ..................................      4,057,500
   3,000,000    6.50%, 11/2/23 .................................      2,986,874
   2,000,000    6.00%, 11/1/24 .................................      1,945,623
              FNCL,
     993,622    6.50%, 1/1/14 ..................................      1,002,624
     986,178    7.00%, 2/1/14 ..................................      1,007,441
   1,007,647    6.00%, 12/1/28 .................................        979,302
   1,002,936    6.50%, 12/1/28 .................................        998,233
     988,654    6.00%, 12/15/28 ................................        960,538
     948,391    7.00%, 1/1/29 ..................................        962,765
   2,526,044    6.50%, 2/1/29 ..................................      2,514,197
   2,489,992    6.50%, 2/1/29 ..................................      2,478,314
   2,512,353    6.50%, 2/1/29 ..................................      2,500,571
   1,000,100    7.00%, 3/1/29 ..................................      1,013,851
              FNMA,
     453,626    6.50%, 5/1/05 ..................................        459,740
     478,286    6.50%, 6/1/05 ..................................        484,732
     368,818    7.00%, 9/1/12 ..................................        377,290
   2,346,160    8.00%, 5/1/17 ..................................      2,441,565
     395,482    8.50%, 1/1/20 ..................................        415,841
   1,651,835    8.00%, 12/1/21 .................................      1,719,006
     472,249    8.00%, 12/1/23 .................................        491,453
     361,068    8.50%, 8/1/25 ..................................        379,656
     932,453    6.50%, 10/1/27 .................................        929,394
              FNMA TBA,
   1,000,000    7.00%, 9/1/06 ..................................      1,022,500
   2,000,000    6.50%, 11/1/07 .................................      2,016,876
   2,000,000    6.00%, 4/1/08 ..................................      1,983,750


Principal
 Amount                Security                                        Value
 ------                --------                                        -----

$  7,000,000    7.00%, 9/1/21 ..................................     $7,094,066
   4,000,000    7.50%, 9/1/21 ..................................      4,107,500
   2,000,000    7.50%, 9/1/21 ..................................      2,055,624
   1,000,000    7.50%, 4/1/23 ..................................      1,032,500
   4,000,000    6.00%, 9/2/23 ..................................      3,887,500
              GNMA,
     579,745    9.00%, 11/15/20 ................................        622,676
     704,360    8.00%, 5/15/22 .................................        734,323
     280,271    8.50%, 2/15/23 .................................        296,385
     372,600    8.50%, 4/15/23 .................................        394,022
     301,470    8.50%, 8/15/28 .................................        318,332
     586,853    6.50%, 10/15/28 ................................        584,283
     361,270    6.50%, 11/15/28 ................................        359,688
      40,667    6.50%, 1/15/29 .................................         40,489
              GNMA TBA,
   1,000,000    6.50%, 5/1/08 ..................................      1,013,125
   2,000,000    8.00%, 8/1/21 ..................................      2,084,376
   2,000,000    7.00%, 9/1/21 ..................................      2,028,750
   4,000,000    7.00%, 9/1/21 ..................................      4,063,752
   3,000,000    7.50%, 9/1/21 ..................................      3,090,000
   1,000,000    6.50%, 6/25/23 .................................        996,250
   2,000,000    6.50%, 6/25/23 .................................      1,990,624
                                                                  -------------
Total Mortgage Backed Securities
   (Cost $90,206,977)                                                90,053,359
                                                                  -------------
              U.S. TREASURY SECURITIES - 7.2%
              U.S. Treasury Note,
  13,400,000    5.75%, 11/15/00 ................................     13,550,750
   7,000,000    5.75%, 8/15/03 .................................      7,142,191
     200,000    5.875%, 2/15/04 ................................        205,874
     150,000    6.50%, 5/15/05 .................................        158,859
                                                                  -------------
Total U.S. Treasury Securities
   (Cost $21,159,483)                                                21,057,674
                                                                  -------------
              SHORT TERM INVESTMENTS - 30.9%
              Mutual Fund - 13.8%
  40,479,281  BT Institutional Cash Management Fund,
                4.65%, 4/1/99 ..................................     40,479,281
                                                                  -------------
              U.S. Government - 17.1%
  50,000,000  U.S. Treasury Bill, 4.72%, 4/22/99 ...............     49,862,333
                                                                  -------------
Total Short Term Investments
   (Cost $90,341,614) ..........................................     90,341,614
                                                                  -------------
Total Investments
   (Cost $348,154,001) ................................   118.9%    347,739,123
                                                                  -------------
Wrapper Agreements(1) - 0.3%
Bank of America NT & SA ........................................        248,273
National Westminster Bank PLC ..................................        248,273
Credit Suisse Financial Products ...............................        252,924
Transamerica Life Insurance & Annuity Co. ......................        256,387
                                                                  -------------
                                                                      1,005,857
                                                                  -------------
Liabilities in Excess of Other Assets .......           (19.2)%     (56,308,316)
                                                        -----     -------------
Net Assets ..................................           100.0%    $ 292,436,664
                                                        =====     =============

----------------
The following abbreviations are used in portfolio descriptions:

FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FNCL - Federal National Mortgage Association Class Loan
GNMA - Government National Mortgage Association
TBA- To be announced securities. TBA's represent firm commitments of the Portfolio for securities authorized for issuance but not yet actually issued.
(1) Wrapper Agreements - Each Wrapper Agreement obligates the wrapper provider to maintain the book value of a portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Statement of Assets and Liabilities  March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investment (Cost $348,154,002) ........................          $347,739,123
   Receivable for Securities Sold ........................            38,536,953
   Interest Receivable ...................................             2,538,521
   Wrapper Agreements ....................................             1,005,857
                                                                    ------------
Total Assets .............................................           389,820,454
                                                                    ------------
Liabilities
   Payable for Securities Purchased ......................            97,148,255
   Due to Bankers Trust ..................................                54,309
   Accrued Expenses and Other ............................               181,226
                                                                    ------------
Total Liabilities ........................................            97,383,790
                                                                    ------------
Net Assets ...............................................          $292,436,664
                                                                    ============

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Statement of Operations For the six months ended March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Interest Income ..........................................................   $ 7,191,625
   Credited Rate Interest ...................................................       733,034
                                                                                -----------
Total Investment Income .....................................................     7,924,659
                                                                                -----------
Expenses
   Advisory Fees ............................................................       462,509
   Wrapper Fees .............................................................       153,737
   Administration and Service Fees ..........................................        66,073
   Professional Fees ........................................................        14,110
   Trustees Fees ............................................................         1,622
   Misellaneous Fees ........................................................           819
                                                                                -----------
   Total Expenses ...........................................................       698,870
   Less: Expenses absorbed by Bankers Trust .................................      (236,361)
                                                                                -----------
      Net Expenses ..........................................................       462,509
                                                                                -----------
Net Investment Income .......................................................     7,462,150
                                                                                -----------
Net Realized and Unrealized Gain (Loss) on Investments and Wrapper Agreements
   Net Change in Unrealized Appreciation/Depreciation on:
        Investments .........................................................    (4,366,871)
        Wrapper Agreements ..................................................     4,671,851
   Realized Loss on Investment Transactions .................................      (304,980)
                                                                                -----------
Net Realized and Unrealized Gain (Loss) on Investments and Wrapper Agreements          --
                                                                                -----------
Net Increase in Net Assets from Operations ..................................   $ 7,462,150
                                                                                ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                     For the               For the
                                                                                 six months ended         year ended
                                                                                 March 31, 1999(2)    September 30, 1998(1)
                                                                                 -----------------    ---------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ..................................................        $   7,462,150         $   7,494,607
   Net Change in Unrealized Appreciation/Depreciation on Investments ......           (4,366,871)            3,951,992
   Net Change in Unrealized Appreciation/Depreciation on Wrapper Agreements            4,671,851            (4,943,878)
   Net Realized Gain (Loss) on Investments ................................             (304,980)              991,886
                                                                                   -------------         -------------
Net Increase in Net Assets from Operations ................................            7,462,150             7,494,607
                                                                                   -------------         -------------
Capital Transactions
   Proceeds from Capital Invested .........................................          100,156,326           287,696,652
   Value of Capital Withdrawn .............................................          (47,733,193)          (62,639,878)
                                                                                   -------------         -------------
Net Increase in Net Assets from Capital Transactions ......................           52,423,133           225,056,774
                                                                                   -------------         -------------
Total Increase in Net Assets ..............................................           59,885,283           232,551,381
Net Assets
Beginning of Period .......................................................          232,551,381                  --
                                                                                   -------------         -------------
End of Period .............................................................        $ 292,436,664         $ 232,551,381
                                                                                   =============         =============

-----------------
(1) The PreservationPlus Portfolio commenced operations on October 1, 1997.
(2) Unaudited


--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for the period indicated for the PreservationPlus Portfolio.


                                                            For the                   For the
                                                        six months ended             year ended
                                                         March 31, 1999(3)      September 30, 1998(1)
                                                         ---------------        --------------------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted) ...........    $       292,437          $     232,551
Ratios to Average Net Assets:
   Net Investment Income ...........................               5.64%(2)               5.80%
   Expenses ........................................               0.35%(2)               0.35%
   Decrease Reflected in the Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust ....               0.18%(2)               0.19%
Portfolio Turnover Rate ............................                170%                   428%

-----------------
(1) The PreservationPlus Portfolio commenced operations on October 1, 1997.
(2) Annualized
(3) Unaudited

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A. Organization

The PreservationPlus Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized and commenced operations on October 1, 1997 as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities will normally be valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by the Portfolio's Trust Board.

Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus the crediting rate adjustment) on the applicable covered assets and will either be reflected as an asset or liability of the Portfolio. The Portfolio's Trust Board in performing its fair value determination of the Portfolio's Wrapper Agreements considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis. The credited rate interest represents the actual interest earned on covered assets under the Portfolio's Wrapper Agreements (the "agreements") plus or minus an adjustment for an amount receivable from or payable to the wrapper provider based on fluctuation in the market value of covered assets under the agreements.

All of the net investment income and net realized and unrealized gains and losses (including the Wrapper Agreements) of the Portfolio are allocated pro rata to the investors in the Portfolio on a daily basis.

D. Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. TBA Purchase Commitments

The Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

F. Federal Income Taxes

The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

G. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

monthly at an annual rate of 0.35% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.35% of the average daily net assets of the Portfolio.

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio for the six month period ended March 31, 1999 amounted to $1,236,950.

The Portfolio is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of 0.07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus 0.45%. No amounts were drawn down or outstanding under the credit facilities as of and for the six month period ended March 31, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with Bankers Trust thereafter is subject to the approval of Fund shareholders. If the transaction is approved and completed, Deutsche Bank AG, as Bankers Trust's new parent company, will control its operations as investment adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

Note 3--Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended March 31, 1999, were $491,925,958 and $437,159,920, respectively. For federal income tax purposes, the tax basis of investments held at March 31, 1999, was $348,167,307. The aggregate gross unrealized appreciation was $876,584, and the aggregate gross unrealized depreciation for all investments was $1,304,768 as of March 31, 1999.


Note 4--Wrapper Agreements

The Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. A wrapper agreement is a derivative instrument that is designed to protect the portfolio from investment losses and under most circumstances permit the Fund to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid.

A default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the Shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders.

Note 5--Subsequent Event

Subsequent to period end, the portfolio has entered into a $100,000,000 364-day senior unsecured committed revolving credit facility ("the facility") with two lenders. The borrowings shall bear interest at a rate based on the Federal Funds rate. A commitment fee is charged on the unused portion of the facility. The facility replaces the revolving credit facility described in footnote 2.

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME  04101

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Auditors
ERNST & YOUNG LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA19103

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019


[LOGO]


[For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write
to us at:                      BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.]

BT PreservationPlus Fund                       PreservationPlus CUSIP #055847834
BT Pyramid Mutual Funds                                               #055847842
                                                                      #055847826
                                                                      #055847818
                                               COMB PPSA (3/99)

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101